PROVISIONS, COMMITMENTS AND CONTINGENCIES - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 27, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Restructuring charge	€ 46
Financial guarantee contracts
Disclosure of other provisions [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 919	€ 892